EMPLOYEE RELATED LIABILITIES (Schedule of Components of Change in Benefit Obligation, Change in Plan Assets and Funded Status) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Postretirement Medicare Plan [Member]
Change in medical plan related benefit obligation:
Benefit obligation at beginning of period	$ 1,628	$ 1,936	$ 1,550
Service cost	7	10	9
Interest cost	72	73	69
Benefits paid	(17)	(15)	(9)
Change in medical plan provisions
Actuarial loss (gain)	(1)	(376)	317
Benefit obligation end of period	1,689	1,628	1,936
Change in plan assets:
Fair value of plan assets at beginning of period
Employer contribution	16	15	9
Benefits paid	(16)	(15)	(9)
Fair value of plan assets at end of period
Funded status	(1,689)	(1,628)	(1,936)
Pension Plan [Member]
Change in medical plan related benefit obligation:
Benefit obligation at beginning of period	18,979	20,629	19,672
Interest cost	817	749	831
Benefits paid	(688)	(607)	(548)
Change in medical plan provisions
Actuarial loss (gain)	2,800	(1,792)	674
Benefit obligation end of period	21,908	18,979	20,629
Change in plan assets:
Fair value of plan assets at beginning of period	22,670	23,235	19,871
Actual return on plan assets	2,544	(133)	3,212
Employer contribution		175	700
Expenses paid	(71)
Benefits paid	(688)	(607)	(548)
Fair value of plan assets at end of period	24,454	22,670	23,235
Funded status	$ 2,546	$ 3,691	$ 2,606